DISCONTINUED OPERATIONS (Results of the discontinued operations) (Details)	10 Months Ended	12 Months Ended
	Oct. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenues	¥ 952,968,658			¥ 622,107,137	¥ 237,652,141
Cost of revenues	(407,369,723)			(283,766,608)	(94,800,620)
Gross Profit	545,598,935			338,340,529	142,851,521
Operating expenses
Selling and marketing					(753,011)
General and administrative	(276,685,730)			(126,468,315)	(54,540,610)
Total operating expenses	(276,685,730)			(126,468,315)	(55,293,621)
Income from operations	268,913,205			211,872,214	87,557,900
Interest expenses, net	(215,226,564)			(74,923,604)	(61,325,089)
Exchange loss	(25,441,221)			(31,214,031)	(7,491,271)
Change in fair value of forward contracts	4,455,731
Other income/(expenses), net	37,675			(16,018,551)	(133,616)
Subsidy income	141,496			1,704,445	955,703
Equity income in affiliated companies	15,265,937			13,669,111	9,549,289
Gain on disposal of discontinued operations	1,007,884,060	¥ 1,007,884,060	$ 145,165,499
Income from discontinued operations before income taxes	1,056,030,319	48,146,259	6,934,504	105,089,584	29,112,916
Income tax expense, net	(54,466,059)	¥ (54,466,059)	$ (7,844,744)	(11,329,810)	(1,058,939)
Income from discontinued operations, net of tax	¥ 1,001,564,260			¥ 93,759,774	¥ 28,053,977